Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2020
Entity Registrant Name	FPA NEW INCOME INC
Entity Central Index Key	0000099203
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2020
Document Effective Date	Oct. 02, 2020
Prospectus Date	Jan. 31, 2020
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	fpnix